Provisions, income tax liabilities and other liabilities - Current Provisions and Other Current Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions And Other Current And Non-Current Liabilities [Line Items]
Taxes payable, other than corporate income taxes	€ 395	€ 420	€ 428
Employee-related liabilities	2,106	2,158	2,126
Restructuring provisions (see Note D.19.2.)	578	472	594
Interest rate derivatives (see Note D.20.)	1	0	1
Currency derivatives (see Note D.20.)	126	94	62
Equity derivatives (see Note D.20.)	0	0	16
Amounts payable for acquisitions of non-current assets	945	714	559
Customer contract liabilities	0	269	321
Other current liabilities	9,590	7,894	7,110
Total	13,741	12,021	11,217
Other revenues	3,374	2,392	1,414
Collaboration agreement with GSK
Provisions And Other Current And Non-Current Liabilities [Line Items]
Customer contract liabilities		269	319
Other revenues	269	€ 85	€ 0
Direct royalty agreement with SOBI on sales of BeyfortusTM in the United States
Provisions And Other Current And Non-Current Liabilities [Line Items]
Other current liabilities	137
Royalties, payable	€ 131